Debt	12 Months Ended
Dec. 31, 2020
Debt
Debt
Note 12—Debt
The Company’s total debt

at December 31, 2020 and 2019, amounted to $
6,121

million and $
9,059

million,
respectively.
Short‑term debt and current maturities of

lon
g̩ ‑term debt
The Company’s “Short‑term

debt and current maturities of long‑term debt” consisted of

the following:
December 31,
($ in millions) 2020 2019
Short-term debt (weighted-average interest rate of 2.8 % and 2.8%, respectively) 153 838
Current maturities of long-term debt (weighted-average

nominal interest rate of
3.2%
and 0.7%, respectively) 1,140 1,449
Total 1,293 2,287
Short‑term debt primarily represents short‑term loans from

various banks and issued commercial paper.
At December 31, 2020, the Company had in place two

commercial paper programs: a $
2

billion
Euro‑commercial paper program for the issuance of commercial paper in a variety of currencies, and a $
2

billion
commercial paper program for the private placement of U.S.

dollar denominated commercial paper in the United

States.
At December 31, 2020 and 2019, no

amount was outstanding under the $
2

billion Euro-commercial paper program. At
December 31, 2020 and 2019, $ 32

million and $
708

million, respectively,

was outstanding under the $
2

billion program
in the United States.
In March 2020, the Company entered into a bank-funded

short-term EUR
2

billion Revolving Credit
Agreement (the “Agreement”). This Agreement was in

addition to the Company’s existing $
2

billion multicurrency
revolving credit facility (see below). Under this Agreement,

outstanding amounts were subject to interest at the rate

of
EURIBOR plus a margin of 0.25

percent. The Company requested the full amount to be borrowed and the proceeds
were received on March 31, 2020, amounting to $ 2,183

million, net of issuance costs. The Agreement required

that all
outstanding amounts be repaid within 15

days after the completion of the sale of the Power Grids business.

The
Agreement was terminated after the final repayment on

July 8, 2020.
In addition, during 2019, the Company replaced its previous $ 2 billion multicurrency revolving credit facility,
maturing in 2021, with a new $ 2

billion
5
-year multicurrency credit facility maturing in 2024. The new credit facility
provides an option in 2020 and 2021 to extend the maturity

to 2025 and 2026, respectively.

The Company exercised the
option in 2020 to extend the maturity of the facility to

2025. The facility is for general corporate purposes. Interest costs
on drawings under the facility are LIBOR or EURIBOR (depending on the currency of the drawings) plus a margin

of
0.175

percent, while commitment fees (payable on the unused

portion of the facility) amount to
35

percent of the
margin, which represents commitment fees of 0.06125

percent per annum. Utilization fees, payable on drawings,

amount
to 0.075

percent per annum on drawings up to one‑third of the facility,
0.15

percent per annum on drawings in excess of
one‑third but less than or equal to two‑thirds of the facility,

or
0.30

percent per annum on drawings over two‑thirds of
the facility. The

facility contains cross‑default clauses whereby an event of default would occur if the Company were to
default on indebtedness as defined in the facility,

at or above a specified threshold.
No

amount was drawn at
December 31, 2020 and 2019, under this facility.
Long‑term debt
The Company raises long-term debt in various currencies,

maturities and on various interest rate terms. For
certain of its debt obligations,

the Company utilizes derivative instruments to modify

its interest rate exposure. In
particular, the Company uses interest

rate swaps to effectively convert certain

fixed‑rate long‑term debt into floating rate
obligations. The carrying value of debt, designated as being hedged by fair value hedges, is adjusted for changes

in the
fair value of the risk component of the debt being hedged.
The following table summarizes the Company’s

long‑term debt considering the effect of interest rate swaps.
Consequently, a

fixed‑rate debt subject

to a fixed‑to‑floating interest rate swap is included as a floating rate debt in the
table below:
December 31,
2020 2019
Nominal Effective Nominal Effective
($ in millions, except % data) Balance rate rate Balance rate rate
Floating rate

3,330 1.6% 0.2% 2,221 1.5% 1.1%
Fixed rate

2,638 3.2% 3.3% 6,000 2.8% 2.4%
5,968 8,221
Current portion of long-term debt

(1,140) 3.2% 2.6% (1,449) 0.7% 0.6%
Total 4,828 6,772
At December 31, 2020,

the principal amounts of long‑term debt repayable (excluding finance lease obligations)
at maturity were as follows:
($ in millions)
2021 1,108
2022 1,255
2023 860
2024 1,238
2025 83
Thereafter

1,186
Total 5,730
Details of the Company’s

outstanding bonds were as follows:
December 31,
2020 2019
Nominal Carrying Nominal Carrying
outstanding value
(1)
outstanding value
(1)
(in millions) (in millions)
Bonds:
2.8 % USD Notes, due 2020 — USD 300 $ 300
Floating EUR Notes, due 2020 — EUR 1,000 $ 1,122
4.0 % USD Notes, due 2021 USD 650 $ 649 USD 650 $ 648
2.25 % CHF Bonds, due 2021 CHF 350 $ 403 CHF 350 $ 373
5.625 % USD Notes, due 2021 — USD 250 $ 260
2.875 % USD Notes, due 2022 USD 1,250 $ 1,280 USD 1,250 $ 1,267
3.375 % USD Notes, due 2023 — USD 450 $ 448
0.625 % EUR Instruments, due 2023 EUR 700 $ 875 EUR 700 $ 799
0.75 % EUR Instruments, due 2024 EUR 750 $ 946 EUR 750 $ 859
0.3 % CHF Notes, due 2024 CHF 280 $ 317 CHF 280 $ 288
3.8 % USD Notes, due 2028 USD 383 $ 381 USD 750 $ 746
1.0 % CHF Notes, due 2029 CHF 170 $ 192 CHF 170 $ 175
4.375 % USD Notes, due 2042 USD 609 $ 589 USD 750 $ 724
Total $ 5,632 $ 8,009
USD carrying

values include

unamortized debt

issuance costs,

bond discounts

or premiums,

as well as adjustments

for fair value

hedge
accounting, where

appropriate.

During 2020, the Company repaid at maturity

its
2.8 % USD Notes and its floating EUR Notes. The
2.8
% USD Notes paid interest semi‑annually in arrears, while the floating EUR Notes paid interest quarterly in arrears at
a variable interest rate of 35

basis points above the 3-month EURIBOR, with a floor rate

of
zero .
In November 2020, the Company completed a cash

tender offer on its
3.8 % USD Notes due 2028 and 4.375%
USD Notes due 2042. As a result of this tender offer

the Company redeemed principal amounts of $
367

million of the
3.8 % USD Notes due 2028 and $ 141

million of the
4.375 % USD Notes due 2042 for a total cash payment of
$ 629

million. The Company recognized losses from extinguishment of debt of $
123

million for these two transactions,
representing the premium associated with the early

redemption, as well as the recognition of remaining unamortized issuance discounts and costs.
In December 2020, the Company exercised its early

redemption option on its
5.625 % USD Notes due 2021 and
its 3.375
% USD Notes due 2023. Both USD Notes paid interest semi-annually in arrears. In connection with the
redemption, the Company recognized losses from extinguishment of debt of $
39

million representing the premium
associated with the early redemption,

as well as the recognition of the relevant remaining unamortized premium

or
discount and issuance costs.
The 4.0
% USD Notes, due 2021, pay interest semi‑annually in arrears, at a fixed annual rate of
4.0

percent. The
Company may redeem these notes prior to maturity,

in whole or in part, at the greater of (i)
100

percent of the principal
amount of the notes to be redeemed and (ii) the sum

of the present values of remaining scheduled payments of

principal
and interest (excluding interest accrued to the redemption

date) discounted to the redemption date at a rate defined in the
note terms, plus interest accrued at the redemption date.
The 2.25
% CHF Bonds, due 2021, pay interest annually in arrears, at a fixed annual rate of
2.25

percent. The
Company has the option to redeem the bonds prior

to maturity, in whole,

at par plus accrued interest, if
85

percent of the
aggregate principal amount of the bonds has been redeemed

or purchased and cancelled. The Company entered into
interest rate swaps to hedge its interest obligations on

these bonds. After considering the impact of such swaps, these bonds effectively became floating rate Swiss franc

obligations and consequently have been shown as floating rate debt
in the table of long‑term debt above.
The 2.875
% USD Notes, due 2022, pay interest semi‑annually in arrears at a fixed annual rate of
2.875

percent.
The 4.375
% USD Notes, due 2042, pay interest semi‑annually in arrears at a fixed annual rate of
4.375

percent. The
Company may redeem both of these notes (which were

issued together in May 2012) prior to maturity,

in whole or in
part, at the greater of (i) 100

percent of the principal amount of the notes to be redeemed and

(ii) the sum of the present
values of remaining scheduled payments of principal and

interest (excluding interest accrued to the redemption date)
discounted to the redemption date at a rate defined

in the note terms, plus interest accrued at the redemption

date. These
notes, registered with the U.S. Securities and Exchange

Commission, were issued by ABB Finance (USA) Inc., a
100

percent owned finance subsidiary,

and were fully and unconditionally guaranteed by ABB Ltd. There are no
significant restrictions on the ability of the parent

company to obtain funds from its subsidiaries by dividend or loan.

In
reliance on Rule 3‑10 of Regulation S‑X, the separate

financial statements of ABB Finance (USA) Inc. are not provided.
The Company has entered into interest rate swaps for an

aggregate nominal amount of $
1,050

million to partially hedge
its interest obligations on the 2.875
% USD Notes, due 2022. After considering the impact of such swaps,

$
1,050

million
of the outstanding principal is shown as floating rate debt

in the table of long‑term debt above.
The 0.625
% EUR Instruments, due 2023, were issued in May 2016, with

total net issuance proceeds of
EUR 697

million (equivalent to approximately $
807

million on date of issuance). These Instruments pay interest annually in arrears at a fixed rate of 0.625

percent per annum. The Company may redeem these notes three

months prior
to maturity (Par call date), in whole or in part, at

the greater of (i)
100

percent of the principal amount of the notes to be
redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding
interest accrued to the redemption date) discounted to the

redemption date at a rate defined in the note terms, plus
interest accrued at the redemption date. The Company

may redeem these instruments in whole or in part, after the

Par
call date at 100

percent of the principal amount of the notes to be redeemed.

The Company entered into interest rate
swaps to hedge its interest on these bonds. After considering the impact of such swaps, these notes effectively

became
floating rate euro obligations and consequently have

been shown as floating rate debt, in the table of long‑term debt above.
The 0.75
% EUR Instruments, due 2024, were issued in May 2017, with

total net issuance proceeds of
EUR 745

million (equivalent to approximately $
824

million on date of issuance). These Instruments pay interest annually in arrears at a fixed rate of 0.75

percent per annum and have the same early redemption terms

as the
0.625
% EUR Instruments above. The Company entered into interest rate swaps to hedge its interest on these bonds.
After considering the impact of such swaps, these bonds effectively became floating rate euro obligations and
consequently have been shown as floating rate debt

in the table of long‑term debt above.
In April 2018, the Company issued the following notes

(i) $
300

million of
2.8 % USD Notes, due 2020,
(ii) $ 450

million of
3.375 % USD Notes, due 2023, and (iii) $ 750

million of
3.8 % USD Notes, due 2028. Each of the
respective notes pays interest semi‑annually in arrears.

The aggregate net proceeds of these bond issues, after
underwriting discount and other fees, amounted to $ 1,494

million. The 2020 Notes were repaid at maturity in October
2020 and the 2023 Notes were redeemed in full in December

2020.

The Company may redeem the remaining principal
outstanding on the 2028 Notes up to three months

prior to their maturity date, in whole or in part, at the greater of
(i) 100

percent of the principal amount of the notes to be redeemed

and (ii) the sum of the present values of remaining
scheduled payments of principal and interest (excluding

interest accrued to the redemption date) discounted to the
redemption date at a rate defined in the Notes terms,

plus interest accrued at the redemption date. On or after January

3,
2028 ( three months

prior to their maturity date), the Company may also redeem

the 2028 Notes, in whole or in part, at
any time at a redemption price equal to 100

percent of the principal amount of the notes to be redeemed

plus unpaid
accrued interest to, but excluding, the redemption date.

These notes, registered with the U.S. Securities and Exchange
Commission, were issued by ABB Finance (USA) Inc.,

a
100

percent owned finance subsidiary,

and were fully and
unconditionally guaranteed by ABB Ltd. There are no

significant restrictions on the ability of the parent company to
obtain funds from its subsidiaries by dividend or loan.

In reliance on Rule 3‑10 of Regulation S‑X, the separate

financial
statements of ABB Finance (USA) Inc. are not provided.
In February 2019, the Company issued the following

notes: (i) CHF
280

million of
0.3 % CHF Notes, due 2024
and (ii) CHF 170

million of
1.0
% CHF Notes, due 2029. Each of the respective notes pays interests annually in arrears.
The Company recorded aggregate net proceeds, after

underwriting discount and other fees, of CHF
449

million
(equivalent to approximately $ 449

million on date of issuance).
The Company’s various debt

instruments contain cross‑default clauses which would allow the bondholders to
demand repayment if the Company were to default on

any borrowing at or above a specified threshold. Furthermore, all such bonds constitute unsecured obligations of the

Company and rank pari passu with other debt obligations.
In addition to the bonds described above, included in long‑term debt at December 31, 2020 and 2019, are
finance lease obligations, bank borrowings of subsidiaries

and other long‑term debt, none of which is individually
significant.
Subsequent events
In January 2021, the Company issued zero

interest notes having a principal amount of EUR
800

million and
due in 2030. The Company recorded net proceeds (after underwriting fees) of EUR
791

million (equivalent to
$ 960

million on the date of issuance).